Financial investments and financial receivables - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Current financial investments	$ 15,335	$ 29,224
Listed equity securities | Ørsted A/S
Disclosure of financial assets [line items]
Shares acquired in equity security (in shares)	42,038,108
Percentage of shares acquired in equity security	10.00%
Fair value	$ 1,900
Investment portfolios
Disclosure of financial assets [line items]
Current financial investments	$ 366	$ 458